Pay vs Performance Disclosure $ / shares in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Jul. 31, 2020	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2020, 2021, and 2022, and the Company's financial performance for each such fiscal year:

YEAR	Summary Compensation Table Total for Current PEO ($)	Compensation Actually Paid for Current PEO ($)(1)	Summary Compensation Table Total for Former PEO ($)	Compensation Actually Paid for Former PEO($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Manitowoc TSR ($)	Peer Group TSR ($)(2)(3)	Net Income ($ millions)(2)	Adjusted EBITDA ($ millions)(4)
2022	$5,576,471	$1,732,064	-	-	$1,147,526	$125,309	$52.34	$109.59	$(123.6)	$143.1
2021	$4,952,777	$5,778,118	-	-	$1,823,565	$2,241,684	$106.23	$137.74	$11.0	$116.0
2020	$2,834,188	$2,354,701	$4,940,010	$2,464,729	$1,101,573	$830,069	$76.06	$119.96	$(19.1)	$83.1
(1)
Amounts represent compensation “actually paid” to the Company's Principal Executive Officer ("PEO"), former PEO and the average compensation actually paid to the Company's remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

YEAR	CURRENT PEO	FORMER PEO	NON-PEO NEOS
2022	Aaron H. Ravenscroft		Brian P. Regan; David J. Antoniuk; Jennifer L. Peterson; Leslie L. Middleton; Thomas L. Doerr Jr.
2021	Aaron H. Ravenscroft		Antoniuk, David J; Doerr Jr., Thomas L; Middleton, Leslie L; Collins, Terrance L
2020	Aaron H. Ravenscroft	Barry L Pennypacker	Antoniuk, David J; Doerr Jr., Thomas L; Middleton, Leslie L; Collins, Terrance L; Peter Ruck
(2)
The TSR results are based on the value of initial fixed $100 investment.
(3)
For the relevant fiscal year, represents the cumulative Total Shareholder Return (the “Peer Group TSR”) of the Russell 2000 index.
(4)
Adjusted EBITDA is defined for purposes of this table as net income (loss) before interest, income taxes, depreciation, and amortization plus the addback of certain restructuring and other charges. While the Company uses a number of financial performance measures for the purpose of evaluating performance for its compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, represents the most important performance measure (that is not otherwise required to be disclosed in the table) that the Company uses to link compensation actually paid to its NEOs, for the most recently completed fiscal year, to the Company's performance.

Compensation actually paid to the Company's NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2020			2021		2022
Adjustments	Current PEO	Former PEO	Average non-PEO NEOs	Current PEO	Average non-PEO NEOs	Current PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year ("FY")	($1,021,131)	($3,063,350)	($543,003)	($2,500,009)	($841,093)	($3,484,556)	($480,034)
Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$1,092,978	$3,278,889	$580,438	$2,752,258	$925,958	$1,749,988	$243,271
Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$0	$0	$0	$0	$0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC Topic 718 Fair Value from Prior FY End to Applicable FY End	($462,113)	($1,594,649)	($260,524)	$496,591	$285,514	($1,988,445)	($608,498)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC Topic 718 Fair Value from Prior FY End to Vesting Date	($89,211)	$1,219,029	$20,043	$76,502	$47,740	($118,693)	$134,912
Deduction of ASC Topic 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	($2,315,201)	($68,459)	$0	$0	$0	($311,868)
TOTAL ADJUSTMENTS	($479,477)	($2,475,282)	($271,504)	$825,341	$418,120	($3,841,706)	($1,022,217)

The Company did not report a change in Pension Value and Nonqualified Deferred Compensation Earnings for any of the years reflected in the table; therefore, a deduction from the Summary Compensation Table total related to this is not needed.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Amounts represent compensation “actually paid” to the Company's Principal Executive Officer ("PEO"), former PEO and the average compensation actually paid to the Company's remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

YEAR	CURRENT PEO	FORMER PEO	NON-PEO NEOS
2022	Aaron H. Ravenscroft		Brian P. Regan; David J. Antoniuk; Jennifer L. Peterson; Leslie L. Middleton; Thomas L. Doerr Jr.
2021	Aaron H. Ravenscroft		Antoniuk, David J; Doerr Jr., Thomas L; Middleton, Leslie L; Collins, Terrance L
2020	Aaron H. Ravenscroft	Barry L Pennypacker	Antoniuk, David J; Doerr Jr., Thomas L; Middleton, Leslie L; Collins, Terrance L; Peter Ruck

Adjustment To PEO Compensation, Footnote [Text Block]

Compensation actually paid to the Company's NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2020			2021		2022
Adjustments	Current PEO	Former PEO	Average non-PEO NEOs	Current PEO	Average non-PEO NEOs	Current PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year ("FY")	($1,021,131)	($3,063,350)	($543,003)	($2,500,009)	($841,093)	($3,484,556)	($480,034)
Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$1,092,978	$3,278,889	$580,438	$2,752,258	$925,958	$1,749,988	$243,271
Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$0	$0	$0	$0	$0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC Topic 718 Fair Value from Prior FY End to Applicable FY End	($462,113)	($1,594,649)	($260,524)	$496,591	$285,514	($1,988,445)	($608,498)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC Topic 718 Fair Value from Prior FY End to Vesting Date	($89,211)	$1,219,029	$20,043	$76,502	$47,740	($118,693)	$134,912
Deduction of ASC Topic 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	($2,315,201)	($68,459)	$0	$0	$0	($311,868)
TOTAL ADJUSTMENTS	($479,477)	($2,475,282)	($271,504)	$825,341	$418,120	($3,841,706)	($1,022,217)

Non-PEO NEO Average Total Compensation Amount			$ 1,147,526	$ 1,823,565	$ 1,101,573
Non-PEO NEO Average Compensation Actually Paid Amount			$ 125,309	2,241,684	830,069
Compensation Actually Paid vs. Total Shareholder Return [Text Block]			Compensation Actually Paid versus Cumulative TSR
Compensation Actually Paid vs. Net Income [Text Block]			Compensation Actually Paid versus Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]			Compensation Actually Paid versus Adjusted EBITDA
Tabular List [Table Text Block]

Pay Versus Performance Tabular List

The following performance measures represent the most important financial performance measures used by the Company to link compensation actually paid to its NEOs for 2022:

•
Adjusted EBITDA
•
Net Working Capital as a percentage of sales
•
Non-New Machine Sales

Total Shareholder Return Amount			$ 52.34	106.23	76.06
Peer Group Total Shareholder Return Amount			109.59	137.74	119.96
Net Income (Loss)			$ (123,600,000)	$ 11,000,000.0	$ (19,100,000)
Company Selected Measure Amount | $ / shares			143.1	116.0	83.1
PEO Name	Aaron H. Ravenscroft	Barry L Pennypacker	Aaron H. Ravenscroft	Aaron H. Ravenscroft
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(4)
Adjusted EBITDA is defined for purposes of this table as net income (loss) before interest, income taxes, depreciation, and amortization plus the addback of certain restructuring and other charges. While the Company uses a number of financial performance measures for the purpose of evaluating performance for its compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, represents the most important performance measure (that is not otherwise required to be disclosed in the table) that the Company uses to link compensation actually paid to its NEOs, for the most recently completed fiscal year, to the Company's performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]			Compensation Actually Paid versus net Working Capital as a % of Sales (%)
Measure Name			Net Working Capital as a percentage of sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Non-New Machine Sales
Aaron H. Ravenscroft [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 5,576,471	$ 4,952,777	$ 2,834,188
PEO Actually Paid Compensation Amount			1,732,064	5,778,118	2,354,701
Barry L Pennypacker [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					4,940,010
PEO Actually Paid Compensation Amount					2,464,729
Adjustment to Compensation Amount					(2,475,282)
Barry L Pennypacker [Member] | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable Fiscal Year ("FY") [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(3,063,350)
Barry L Pennypacker [Member] | Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					3,278,889
Barry L Pennypacker [Member] | Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Barry L Pennypacker [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC Topic 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(1,594,649)
Barry L Pennypacker [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC Topic 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					1,219,029
Barry L Pennypacker [Member] | Deduction of ASC Topic 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(2,315,201)
PEO [Member] | Aaron H. Ravenscroft [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,841,706)	825,341	(479,477)
PEO [Member] | Aaron H. Ravenscroft [Member] | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable Fiscal Year ("FY") [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,484,556)	(2,500,009)	(1,021,131)
PEO [Member] | Aaron H. Ravenscroft [Member] | Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,749,988	2,752,258	1,092,978
PEO [Member] | Aaron H. Ravenscroft [Member] | Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Aaron H. Ravenscroft [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC Topic 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,988,445)	496,591	(462,113)
PEO [Member] | Aaron H. Ravenscroft [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC Topic 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(118,693)	76,502	(89,211)
PEO [Member] | Aaron H. Ravenscroft [Member] | Deduction of ASC Topic 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,022,217)	418,120	(271,504)
Non-PEO NEO [Member] | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable Fiscal Year ("FY") [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(480,034)	(841,093)	(543,003)
Non-PEO NEO [Member] | Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			243,271	925,958	580,438
Non-PEO NEO [Member] | Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC Topic 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(608,498)	285,514	(260,524)
Non-PEO NEO [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC Topic 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			134,912	47,740	20,043
Non-PEO NEO [Member] | Deduction of ASC Topic 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (311,868)	$ 0	$ (68,459)